Convertible Debt and Treasury Stock (Details) (USD $) Share data in Thousands, except Per Share data, unless otherwise specified	12 Months Ended					1 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2003	Nov. 30, 2013
Convertible debt
Equivalent value of ordinary shares issued to settle conversion requests			$ 2,000,000
Net proceeds from issuance of notes		783,227,000
Shares repurchased	249,004,000	99,975,000
Zero-coupon, convertible, subordinated notes
Convertible debt
Aggregate principle amount of notes issued					100,000,000
Coupon rate of the convertible notes (as a percent)					0.00%
Interest rate of convertible notes (as a percent)					0.00%
Number of ordinary shares issued to settle conversion requests			100	3,800
Equivalent value of ordinary shares issued to settle conversion requests			2,000,000	96,800,000
Convertible notes amount				2,200,000
Convertible debt redeemed			200,000
Notes
Convertible debt
Aggregate principle amount of notes issued						800,000,000
Coupon rate of the convertible notes (as a percent)						1.00%
Interest rate of convertible notes (as a percent)						1.00%
Denomination of principal amount of debt which is used for conversion calculation						1,000
Conversion price of the Notes (in dollars per share)						$ 123.70
Net proceeds from issuance of notes						783,200,000
Issuance cost						16,800,000
Shares repurchased						$ 100,000,000
Redemption price (as a percent)						100.00%
Redemption price of Notes upon fundamental change (as a percent)						100.00%